Accounts payable (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Accounts Payable - Schedule of Accounts Payable

The accounts payable balance consisted of the following:

	As at June 30,	As at December 31,
USD'000	2024 (unaudited)	2023
Trade creditors	2,470	3,299
Accounts payable to shareholders	1,982	1,378
Accounts payable to Board Members	224	-
Accounts payable to underwriters, promoters, and employees	812	1,150
Other accounts payable	1,416	1,136
Total accounts payable	6,904	6,963